NOTE 7 –LOANS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 7 –LOANS PAYABLE

NOTE 6 –LOANS PAYABLE

Loans payable at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021	Term	Interest rate
Bridge Loan	$—	$222,222	Note was issued on November 1, 2020 and due on January 30, 2022	18.0%
Martus	96,185	100,634	Note was issued on October 23, 2018 and due on January 3, 2023	5.0%
Swisspeers AG	—	9,605	Note was issued on April 8, 2019 and due on October 4, 2022	7.0%
Darlene Covid19	104,840	109,690	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Total	201,025	442,151
Less: Unamortized debt discount	—	(7,406)
Total loans payable	201,025	434,745
Less: Current portion of loans payable	(96,185)	(315,450)
Long-term loans payable	$104,840	$119,295

During the six months ended June 30, 2022 and 2021, the Company borrowed from third parties totaling $0 and $444,444, which includes original issue discount and financing costs of $0 and $44,444 and repaid the principal amount of $232,018 and $321,609, respectively.

During the six months ended June 30, 2022 and 2021, the Company recorded interest expense of $18,724 and $172,701 and recognized amortization of discount, included in interest expense, of $7,407 and $63,666, respectively. In 2021, the Company recorded interest expense from convertible notes of $33,430 and recognized amortization of discount, included in interest expense, of $372,290.

Loans payable to related parties at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021	Term	Interest rate
49% of Shareholder of SwissLink	$19,047	$19,929	Note is due on demand	0%
49% of Shareholder of SwissLink	209,680	219,379	Note is due on demand	5%
Total	228,727	239,308
Less: Current portion of loans payable	228,727	239,308
Long-term loans payable	$—	$—

NOTE 7 –LOANS PAYABLE

Loans payable at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,		Interest
	2021	2020	Term	Rate
Unique Funding Solutions_2	$—	$2,000	Note was issued on October 12, 2018 and due on January 17, 2019	28.6%
YES LENDER LLC 3	—	5,403	Note was issued on August 3, 2020 and due on January 12, 2021	26.0%
Advance Service Group LLC	—	12,143	Note was issued on October 20, 2020, and due on February 19, 2021	29.0%
Apollo Management Group, Inc	—	63,158	Note was issued on March 18, 2020 and due on December 15, 2020	12.0%
Apollo Management Group, Inc 2	—	68,421	Note was issued on March 25, 2020 and due on December 15, 2020	12.0%
Apollo Management Group, Inc 3	—	66,316	Note was issued on April 1, 2020 and due on October 1, 2021	12.0%
Apollo Management Group, Inc 4	—	73,684	Note was issued on April 2, 2020 and due on October 2, 2021	12.0%
Apollo Management Group, Inc 5	—	36,842	Note was issued on April 7, 2020 and due on October 7, 2021	12.0%
Apollo Management Group, Inc 6	—	84,211	Note was issued on April 15, 2020 and due on October 15, 2021	12.0%
Apollo Management Group, Inc 7	—	55,000	Note was issued on April 20, 2020 and due on December 15, 2020	12.0%
Apollo Management Group, Inc 14	—	32,432	Note was issued on December 4, 2020 and due on January 4, 2021	12.0%
Labrys Fund	—	280,000	Note was issued on June 26, 2020 and due on April 1, 2021	12.0%
M2B Funding Corp	—	300,000	Note was issued on September 1, 2020 and due on September 1, 2021	12.0%
M2B Funding Corp 1	—	77,778	Note was issued on December 10, 2020 and due on January 9, 2021	22.0%
M2B Funding Corp 2	—	27,778	Note was issued on December 18, 2020 and due on January 17, 2021	22.0%
M2B Funding Corp 3	—	55,556	Note was issued on December 24, 2020 and due on January 23, 2021	22.0%
M2B Funding Corp 4	—	111,111	Note was issued on December 30, 2020 and due on January 29, 2021	22.0%
Bridge Loan	222,222	—	Note was issued on November 1, 2021 and due on January 30, 2022	18.0%
Martus	100,634	108,609	Note was issued on October 23, 2018 and due on January 3, 2022	5.0%
Swisspeers AG	9,605	49,187	Note was issued on April 8, 2019 and due on October 4, 2022	7.0%
Darlene Covid19	109,690	113,040	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Total	442,151	1,622,669
Less: Unamortized debt discount	(7,406)	(19,221)
Total loans payable	434,745	1,603,448
Less: Current portion of loans payable	315,450	1,332,612
Long-term loans payable	$119,295	$270,836

Loans payable - related parties at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Alonso Van Der Biest	$—	$80,200
Alvaro Quintana	—	10,587
49% of Shareholder of SwissLink	19,929	1,737,512
49% of Shareholder of SwissLink	219,379	226,080
Total	239,308	2,054,379
Less: Current portion of loans payable	239,308	2,054,379
Long-term loans payable	$—	$—

During the years ended December 31, 2021 and 2020, the Company borrowed from third parties totaling $600,000 and $1,239,620, which includes original issue discount and financing costs of $66,666 and $63,970 and repaid the principal amount of $344,483 and $969,664, respectively.

During the years ended December 31, 2021 and 2020, the Company recorded interest expense of $191,281 and $77,101 and recognized amortization of discount, included in interest expense, of $78,481 and $44,749, respectively.

During the year ended December 31, 2021, the related party loan of $1,647,150 (CHF 1,518,909) was swapped into capital and the Company recorded it as additional paid in capital.

During the year ended December 31, 2021, the Company settled loans payable of $1,516,667 by issuing 2,230,394 shares of common stock valued at $2,056,530. As a result, the Company recorded loss on settlement of debt of $539,863.